SEGMENTED INFORMATION (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) ounce Customer Mine $ / Ounce	Dec. 31, 2022 USD ($) ounce Customer $ / Ounce
Disclosure of operating segments [line items]
Number of operating mines | Mine	3
Other segment revenue coins and bullion | $	$ 8.9	$ 11.6
Silver ounces sold in "Others" segment. | ounce	290,432	444,576
Sale of silver, average price per ounce | $ / Ounce	26.6	26.2
Percentage of entity's revenue	100.00%	100.00%
Three Customers [Member]
Disclosure of operating segments [line items]
Number of customers	3	3
Percentage of entity's revenue	98.00%	97.00%
Major Meta Broker [Member]
Disclosure of operating segments [line items]
Number of customers	1
Percentage of entity's revenue	94.00%	92.00%